NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 29, 2012
NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES [Abstract]
Gain on disposition and impairment of asset	$ 3.4	$ 6.7
Gain on the sale of certain real estate	2.7	7.2
Ownership percentage (in hundredths)	50.00%
Gain on disposition of other properties and equipment	1.9
Impairment loss	1.2
Proceeds from sale of real estate		12.1
Pre-tax gain from sale of real estate	$ 2.7	$ 7.2